CONSOLIDATED BALANCE SHEETS Parenthetical (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, authorized (in shares)	600,000,000	600,000,000
Common stock, shares, issued (in shares)	245,811,180	245,811,180
Common stock, shares, outstanding (in shares)	206,618,877	204,935,043
Treasury stock, shares (in shares)	39,192,203	40,876,137